Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DGI Investment Trust
Entity Central Index Key	0001843841
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	1.50%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class A returned 6.87%, compared with 7.02% for its blended benchmark, and gained 12.24% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, on December 6, 2023, the Fund has returned 11.58%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class A	6.87%	12.24%	11.58%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.
Class C
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$117	2.25%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class C returned 6.52%, compared with 7.02% for its blended benchmark, and gained 11.42% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on December 6, 2023, the Fund has returned 10.78%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class C	6.52%	11.42%	10.78%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.
Class I
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class I returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.88%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class I	7.07%	12.53%	11.88%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.
Class NT
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class NT
Trading Symbol	DGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class NT	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class NT returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class NT	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

Performance Inception Date	May 23, 2021
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.
Class P
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class P
Trading Symbol	DGIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class P	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class P returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class P	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

Performance Inception Date	May 23, 2021
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.
Class T
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class T
Trading Symbol	DGITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class T	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class T returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class T	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

Performance Inception Date	May 23, 2021
Net Assets	$ 307,981,812
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 1,438,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended December 31, 2025.